Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (3,857,970)	$ (2,433,536)	$ (3,598,480)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	286,333	488,130	610,369
Gain from short-term investments	(15,800)	(109,964)	(89,474)
Stock compensation	3,790,000	573,000	92,963
Impairment loss on intangible assets	1,350,000	356,676
Loss from disposal of property, plant and equipment		68,282
Loss from disposal of intangible assets	53,685
Gain on deconsolidation of VIE	(63,056)
Gain on disposal of subsidiary		(25,098)
Provision for credit losses	543,912
Deferred income tax, net	(135,978)
Non-cash lease expense		11,489	22,773
Change in operating assets and liabilities:
Accounts receivable	(914,339)	(281)	209
Accounts receivable - related parties			28,969
Inventory	680,730	(1,242,867)
Other receivables and prepaid expenses	867,482	(842,693)	4,162,588
Other receivable - related party	(2,438,808)	344,219	3,033,580
Accounts payable	(414,713)	(1,127,554)	(351,404)
Accounts payable - related parties	389,554	(27,226)	(364)
Deferred revenue	(75,147)	(101,771)	(260,945)
Other payables and accrued liabilities	71,611	77,417	(9,155)
Taxes payable	(40,393)	(3,109)	3,695
Lease liability		(11,489)	(20,734)
Net cash provided by (used in) operating activities	77,103	(4,006,375)	3,624,590
Cash flows from investing activities:
Purchase of short-term investments	(142,542,091)	(45,567,066)	(14,616,672)
Proceed from sale of short-term investments	138,193,451	34,532,461	14,340,414
Purchase of property, plant and equipment		(59,025)	(192,839)
Proceeds from disposal of property, plant and equipment	176,075	37,279
Purchase of intangible assets	(1,000,000)	(500,000)	(42,151)
Net cash used in investing activities	(5,172,565)	(11,556,351)	(511,248)
Cash flows from financing activities:
Proceeds from private placement		7,000,000
Payments or private placement financing costs	(300,000)
Proceeds from issuance of common stock via ATM	14,055,817
Cash outflow from disposal of subsidiary		(1,483)
Proceeds released from escrow			600,000
Net cash provided by financing activities	13,755,817	6,998,517	600,000
Effect of exchange rate changes on cash and cash equivalents	119,308	(316,939)	(273,869)
Increase (decrease) in cash and cash equivalents	8,779,663	(8,881,148)	3,439,473
Cash and cash equivalents, beginning of year	23,543,546	32,424,694	28,985,221
Cash and cash equivalents, end of year	32,323,209	23,543,546	32,424,694
Supplemental disclosures of cash flow information:
Cash paid for income tax			14,455
Cash paid for interest
Non-cash transactions:
Transaction costs included in other payables and accrued liabilities		300,000
Purchases of intangible assets included in accounts payable		1,000,000
Cash and cash equivalents	32,323,209	17,068,272	17,684,018
Restricted cash		6,475,274	14,740,676
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 32,323,209	$ 23,543,546	$ 32,424,694